Lease Revenue (Tables)	12 Months Ended
Dec. 31, 2015
Lease Revenue [Abstract]
Schedule Of Contracted Minimum Future Lease Payments Receivable From Lessees For Equipment On Non-cancelable Operating Leases

Our current operating lease agreements expire up to and over the next 15 years. The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases as of December 31, 2015 were as follows:

Contracted minimum future lease payments receivable
2016	$4,272,946
2017	3,708,698
2018	3,017,322
2019	2,395,271
2020	1,895,549
Thereafter	5,814,243
$21,104,029